ACCOUNTS RECEIVABLE, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in accumulated deficit	¥ (9,608,058)	$ (1,350,679)	¥ (8,814,998)	$ (1,316,045)	¥ (7,458,752)	¥ 5,684
Adoption of ASU 326 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in accumulated deficit						¥ 5,684	¥ 5,684